CONVERTIBLE DEBT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments and Hedges, Liabilities, Noncurrent [Roll Forward]
Balance at beginning	$ 330
Balance at ending	82	$ 330
Unsecured Convertible Promissory Notes [Member]
Derivative Instruments and Hedges, Liabilities, Noncurrent [Roll Forward]
Balance at beginning	330	360
Change in fair value of derivative liability	(248)	(30)
Balance at ending	$ 82	$ 330